Shareholder Report, Holdings (Details) - Capital Group Global Growth Equity ETF	May 31, 2025
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.47%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.16%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.96%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.47%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%
Communications Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%
Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%